Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplier Concentration Risk [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total purchases percentage	10%	10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	19.3%	24.3%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	17.9%	17.0%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	17.4%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	33.5%	27.8%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	13.9%	16.9%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total revenue percentage	12%	13.8%
Supplier One [Member] | Supplier Concentration Risk [Member]
Concentration of Major Customers and Suppliers (Details) [Line Items]
Total purchases percentage	11.3%	11.1%